SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
15.	SHARE-BASED PAYMENTS

The Company has three share-based compensation plans under which awards may be granted to employees, namely, the 2013 Share Option Scheme, the 2013 Share Award Scheme and 2021 Share Award Scheme. The maximum aggregate numbers of ordinary shares that are authorized to be issued under the 2013 Share Option Scheme, 2013 Share Award Scheme and 2021 Share Award Scheme are 209,750,000, 215,376,304 and 380,528,480, respectively. These plans have a contractual term of ten years. The share-based awards are accounted for as equity awards and generally vest over a period from two to five years.

15.	SHARE-BASED PAYMENTS (Continued)

2013 Share Option Scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2022	38,366,108	0.07	0.86	6.01	6,972
Forfeited	(1,147,119)	0.07	1.84	—	—
Exercised	(4,363,286)	0.07	0.63	—	—
Outstanding, December 31, 2023	32,855,703	0.07	0.85	5.01	5,864
Vested and expected to vest at December 31, 2023	32,855,703	0.07	0.85	5.01	5,864
Exercisable at December 31, 2023	27,962,196	0.07	0.68	4.68	4,994

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2022 and 2023 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 were RMB79,224, RMB26,299 and RMB5,510 (US$776), respectively.

The weighted-average grant-date fair value of the share-based awards granted during the years ended December 31, 2021 and 2022 were US$2.80 and US$0.36 per option, respectively. There were no options granted during the year ended December 31, 2023. The aggregate fair value of the share-based awards vested during the years ended December 31, 2021, 2022 and 2023 were RMB51,892, RMB84,098, and RMB46,725 (US$6,581), respectively.

As of December 31, 2023, there were RMB14,236 (US$2,005) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 0.93 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2013 Share Award Scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

	Number of	Weighted-average
	shares	grant-date fair value
		US$
Outstanding, December 31, 2022	30,148,902	1.33
Vested	(9,271,339)	1.08
Forfeited	(7,740,183)	1.45
Outstanding, December 31, 2023	13,137,380	1.22
Expected to vest at December 31, 2023	13,137,380	1.22

15.	SHARE-BASED PAYMENTS (Continued)

2013 Share Award Scheme (Continued)

The weighted-average grant-date fair value of the share-based awards granted during the years ended December 31, 2021 and 2022 were US$2.04 and US$1.29 per share, respectively. There were no share-based awards granted during the year ended December 31, 2023. The aggregate fair value of the share-based awards vested during the years ended December 31, 2021, 2022 and 2023 were RMB90,121, RMB119,156, and RMB71,379 (US$10,053), respectively.

As of December 31, 2023, there were RMB34,537 (US4,864) of total unrecognized share-based compensation expenses related to unvested share-based awards which are expected to be recognized over a weighted-average period of 1.13 years. The fair value of the restricted shares is the fair value of the Company’s ordinary shares at their respective grant dates. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2022	17,068,100	0.87	0.31	6.97	—
Forfeited	(2,611,210)	0.87	0.29	—	—
Outstanding, December 31, 2023	14,456,890	0.87	0.32	5.97	—
Vested and expected to vest at December 31, 2023	14,456,890	0.87	0.32	5.97	—
Exercisable at December 31, 2023	12,391,620	0.87	0.31	5.96	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2022 and 2023 and the option’s respective exercise price. Total intrinsic value of options exercised for the year ended December 31, 2021 was RMB1,561. No options were exercised during the years ended December 31, 2022 or 2023.

The weighted-average grant-date fair value of the share-based awards granted during the year ended December 31, 2021 was US$0.31 per option. There were no options granted under 2013 Share Aware Scheme during the years ended December 31, 2022 and 2023. The aggregate fair value of the share-based awards vested during the years ended December 31, 2021, 2022 and 2023 were RMB16,192, RMB11,462, and RMB9,045 (US$1,274), respectively.

As of December 31, 2023, there were RMB1,420 (US$200) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 0.83 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

15.	SHARE-BASED PAYMENTS (Continued)

2021 Share Award Scheme

In November 2021, the Company adopted the 2021 Share Award Scheme. A summary of the activity for the restricted shares with option features (the “RSUs”) issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	the RSUs	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2022	104,003,481	0.01	0.32	9.44	25,786
Granted	154,646,877	0.01	0.27	—	—
Exercised	(40,048,900)	0.01	0.28	—	—
Forfeited	(12,449,108)	0.01	0.37	—	—
Outstanding, December 31, 2023	206,152,350	0.01	0.29	9.38	54,682
Vested and expected to vest at December 31, 2023	206,152,350	0.01	0.29	9.38	54,682
Exercisable at December 31, 2023	63,021,373	0.01	0.26	9.23	15,251

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2023 and the exercise price of respective share-based awards. There were no share-based awards exercised during the year ended December 31, 2021. Total intrinsic value of the share-based awards exercised for the years ended December 31, 2022 and 2023 were RMB5,297 and RMB68,812 (US$9,692), respectively.

There were no awards granted during the year ended December 31, 2021. The weighted-average grant date fair value of the share-based awards granted during the years ended December 31, 2022 and 2023 were US$0.33 and US$0.27 per share, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2022 and 2023 were RMB18,371 and RMB108,925 (US$15,342), respectively.

As of December 31, 2023, there were RMB254,503 (US$35,846) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.57 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Others

In connection with the acquisition of Shenzhen Yunfan, the Company granted 11,684,432 restricted shares to certain employees that contain 1-3 years’ service vesting condition. As of December 31, 2022 and 2023, 6,981,396 and 11,684,432 of restricted shares were vested, respectively. As of December 31, 2023, there were no unvested share-based awards.

15.	SHARE-BASED PAYMENTS (Continued)

Fair value of share options

The fair value of share options was determined using the binomial tree model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatility, the Company has made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1(February):5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. For the employee exit rate, which represents the annual turnover rate of employees leaving services, the Group uses the historical employee exiting data to have an estimate of that input. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant.

The assumptions used to estimate the fair value of the share options granted for the years ended December 31, 2021 and 2022 are as follows:

For the year ended December 31
	2021	2022
Risk-free rate	1.13%-1.62%	1.75%-2.93%
Expected volatility range	36.28%-38.03%	35.62%-46.22%
Exercise multiple	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$1.97-US$3.49	US$0.24-US$0.73

Share-based awards of Camelot

Camelot subsidiary also had an equity incentive plan granting share-based awards that contain 3-year service vesting condition (the “Camelot Award”). The portion relating to the acquisition-date fair-value-based measure of the “Camelot Award” that was attributable to precombination service was recognized as non-controlling interest and the portion relating to any remaining postcombination service was recognized as share-based compensation expenses in the Group’s consolidated financial statements. The Group did not grant any share-based awards under the Camelot Award after its acquisition of Camelot.

The acquisition date fair value of each Camelot Award is estimated using the binomial tree option pricing model with the following assumptions:

2021
Risk-free rate	0.21%
Expected volatility	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	RMB23.00

In November 2022, the Company’s board of directors approved to replace all outstanding Camelot Awards with cash consideration of RMB43,981 and 27,500,715 share-based awards of the Company under the 2021 Share Award Scheme.

15.	SHARE-BASED PAYMENTS (Continued)

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of revenues	17,481	15,618	9,757	1,374
Selling and marketing expenses	72,594	68,562	6,977	983
General and administrative expenses	193,886	187,843	114,766	16,164
Research and development expenses	150,389	87,812	50,145	7,063
	434,350	359,835	181,645	25,584